Long-Term Employee Benefit Liabilities - Company's Termination and Long-term Service Arrangements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Termination and Long-term Service Arrangements [Line Items]
Non-current liability	$ 554	$ 533
Termination and Long-term Service Arrangements [Member]
Schedule of Termination and Long-term Service Arrangements [Line Items]
Projected benefit obligation Beginning of year	391	445
Projected benefit obligation Current service cost	10	16
Projected benefit obligation Interest cost	21	20
Actuarial (gains) losses and changes in actuarial assumptions	(9)	(4)
Projected benefit obligation Benefits paid	(45)	(46)
Projected benefit obligation Foreign exchange	49	(40)
Ending funded status – Plan deficit	417	391
Current liability	19	16
Non-current liability	398	375
Net liability	417	391
Unrecognized actuarial losses recorded in accumulated other comprehensive income	(41)	(51)
Current service cost	10	16
Interest cost	21	20
Actuarial losses	(1)	3
Net periodic benefit cost	$ 30	$ 39